CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	126,263,156	500,000,000	500,000,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	5,000,000,000	5,000,000,000	1,750,000,000
Common Stock, Shares, Outstanding	16,058,994	2,871,707	37,043
Series D Preferred Stock [Member]
Preferred Stock, shares authorized	84,572,538	437,500,001	437,500,001
Preferred Stock, shares issued	363,097	363,097	4,359,652
Preferred Stock, shares outstanding	363,097	363,097	4,359,652
Preferred Stock, preference in liquidation	$ 159,000	$ 159,000	$ 1,909,091
Series C Preferred Stock [Member]
Preferred Stock, shares authorized	24,874,079	40,000,000	40,000,000
Preferred Stock, shares issued	458	1,211,757	1,360,321
Preferred Stock, shares outstanding	458	1,211,757	1,360,321
Preferred Stock, preference in liquidation	$ 4,049	$ 10,696,895	$ 12,025,238
Series A Preferred Stock [Member]
Preferred Stock, shares authorized	83,859	200,000	200,000
Preferred Stock, shares issued	648	648	1,924
Preferred Stock, shares outstanding	648	648	1,924
Preferred Stock, preference in liquidation	$ 836	$ 836	$ 2,482